Leases - Additional Information (Detail)	12 Months Ended
Dec. 31, 2023 Lease
Leases [Abstract]
Number of office leases	2
Lease expiration date	Dec. 31, 2028
Weighted average remaining term	5 years
Weighted average incremental borrowing rate	8.00%